Risk management for financial instruments - Credit risk (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	100.00%	100.00%
United States
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	48.00%	48.00%
Australia.
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	29.00%	31.00%
United Kingdom.
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	16.00%	14.00%
Rest Of World
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	7.00%	7.00%
Minimum
Disclosure of detailed information about financial instruments [line items]
Credit period	30 days
Maximum
Disclosure of detailed information about financial instruments [line items]
Credit period	60 days